Group assets and liabilities - Accrued investment income and other debtors (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
Group assets and liabilities
Interest receivable	$ 871	$ 806
Other accrued income	132	177
Total accrued investment income	1,003	983	[1]	$ 1,017
Other debtors comprises:
Other debtors	1,161	968	[1]	$ 955
Total accrued investment income and other debtors	2,164	1,951
Analysed as:
Expected to be settled within one year	2,048	1,882
Expected to be settled beyond one year	$ 116	$ 69

[1]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published